Exhibit 99.1

World Omni Auto Receivables Trust 2020-B
Monthly Servicer Certificate
August 31, 2021

Dates Covered
Collections Period	08/01/21 - 08/31/21
Interest Accrual Period	08/16/21 - 09/14/21
30/360 Days	30
Actual/360 Days	30
Distribution Date	09/15/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/21	499,425,481.20	27,816
Yield Supplement Overcollateralization Amount 07/31/21	22,133,221.95	0
Receivables Balance 07/31/21	521,558,703.15	27,816
Principal Payments	23,048,288.07	727
Defaulted Receivables	467,990.04	22
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/21	20,795,274.81	0
Pool Balance at 08/31/21	477,247,150.23	27,067

Pool Statistics	$ Amount	# of Accounts
Pool Factor	55.60%
Prepayment ABS Speed	1.64%
Aggregate Starting Principal Balance	895,761,839.35	38,913

Delinquent Receivables:
Past Due 31-60 days	1,963,301.19	92
Past Due 61-90 days	678,885.98	29
Past Due 91-120 days	125,035.50	9
Past Due 121+ days	0.00	0
Total	2,767,222.67	130

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.56%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.16%
Delinquency Trigger Occurred	NO

Recoveries	367,353.57
Aggregate Net Losses/(Gains) - August 2021	100,636.47
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.23%
Prior Net Losses Ratio	0.21%
Second Prior Net Losses Ratio	-0.09%
Third Prior Net Losses Ratio	0.13%
Four Month Average	0.12%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.18%

Overcollateralization Target Amount	5,488,342.23
Actual Overcollateralization	5,488,342.23
Weighted Average Contract Rate	3.68%
Weighted Average Contract Rate, Yield Adjusted	6.06%
Weighted Average Remaining Term	47.03

Flow of Funds	$ Amount
Collections	25,026,647.38
Investment Earnings on Cash Accounts	207.35
Servicing Fee	(434,632.25)
Transfer to Collection Account	-
Available Funds	24,592,222.48

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	241,886.10
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	25,925.00
(5) Noteholders' Second Priority Principal Distributable Amount	3,684,937.94
(6) Class C Interest	21,781.25
(7) Noteholders' Third Priority Principal Distributable Amount	12,750,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,488,342.23
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,379,349.96

Total Distributions of Available Funds	24,592,222.48

Servicing Fee	434,632.25
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	809,430,000.00
Original Class B	25,500,000.00
Original Class C	12,750,000.00

Total Class A, B, & C
Note Balance @ 08/16/21	493,682,088.17
Principal Paid	21,923,280.17
Note Balance @ 09/15/21	471,758,808.00

Class A-1
Note Balance @ 08/16/21	0.00
Principal Paid	0.00
Note Balance @ 09/15/21	0.00
Note Factor @ 09/15/21	0.0000000%

Class A-2a
Note Balance @ 08/16/21	79,626,416.01
Principal Paid	18,033,414.99
Note Balance @ 09/15/21	61,593,001.02
Note Factor @ 09/15/21	26.5716139%

Class A-2b
Note Balance @ 08/16/21	17,175,672.16
Principal Paid	3,889,865.18
Note Balance @ 09/15/21	13,285,806.98
Note Factor @ 09/15/21	26.5716140%

Class A-3
Note Balance @ 08/16/21	281,800,000.00
Principal Paid	0.00
Note Balance @ 09/15/21	281,800,000.00
Note Factor @ 09/15/21	100.0000000%

Class A-4
Note Balance @ 08/16/21	76,830,000.00
Principal Paid	0.00
Note Balance @ 09/15/21	76,830,000.00
Note Factor @ 09/15/21	100.0000000%

Class B
Note Balance @ 08/16/21	25,500,000.00
Principal Paid	0.00
Note Balance @ 09/15/21	25,500,000.00
Note Factor @ 09/15/21	100.0000000%

Class C
Note Balance @ 08/16/21	12,750,000.00
Principal Paid	0.00
Note Balance @ 09/15/21	12,750,000.00
Note Factor @ 09/15/21	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	289,592.35
Total Principal Paid	21,923,280.17
Total Paid	22,212,872.52

Class A-1
Coupon	0.26763%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.55000%
Interest Paid	36,495.44
Principal Paid	18,033,414.99
Total Paid to A-2a Holders	18,069,910.43

Class A-2b
One-Month Libor	0.09550%
Coupon	0.34550%
Interest Paid	4,945.16
Principal Paid	3,889,865.18
Total Paid to A-2b Holders	3,894,810.34

Class A-3
Coupon	0.63000%
Interest Paid	147,945.00
Principal Paid	0.00
Total Paid to A-3 Holders	147,945.00

Class A-4
Coupon	0.82000%
Interest Paid	52,500.50
Principal Paid	0.00
Total Paid to A-4 Holders	52,500.50

Class B
Coupon	1.22000%
Interest Paid	25,925.00
Principal Paid	0.00
Total Paid to B Holders	25,925.00

Class C
Coupon	2.05000%
Interest Paid	21,781.25
Principal Paid	0.00
Total Paid to C Holders	21,781.25

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.3416293
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	25.8626842
Total Distribution Amount	26.2043135

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.1574437
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	77.7973037
Total A-2a Distribution Amount	77.9547474

A-2b Interest Distribution Amount	0.0989032
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	77.7973036
Total A-2b Distribution Amount	77.8962068

A-3 Interest Distribution Amount	0.5250000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.5250000

A-4 Interest Distribution Amount	0.6833333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.6833333

B Interest Distribution Amount	1.0166667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.0166667

C Interest Distribution Amount	1.7083333
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.7083333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	168.08
Noteholders' Third Priority Principal Distributable Amount	581.58
Noteholders' Principal Distributable Amount	250.34

Account Balances	$ Amount
Reserve Account
Balance as of 08/16/21	8,498,098.59
Investment Earnings	188.36
Investment Earnings Paid	(188.36)
Deposit/(Withdrawal)	-
Balance as of 09/15/21	8,498,098.59
Change	-

Required Reserve Amount	8,498,098.59

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,676,656.07	$1,409,691.93	$1,336,707.78
Number of Extensions	65	61	53
Ratio of extensions to Beginning of Period Receivables Balance	0.32%	0.26%	0.23%